Share-Based Compensation - Share options activity (Details) - 2024 Share Incentive Plan - $ / shares		12 Months Ended
	Mar. 22, 2024	Dec. 31, 2025	Dec. 31, 2024
Number of share options
Share options outstanding as of January 1, 2025 (in shares)		916,200
Granted (in shares)	916,200
Forfeited (in shares)		29,952
Share options outstanding as of December 31, 2025 (in shares)		886,248	916,200
Share options exercisable as of December 31, 2025 (in shares)		292,462
Weighted Average Exercise Price
Outstanding at beginning of the year (US$ per share)		$ 21.88
Outstanding at end of the year (US$ per share)		21.88	$ 21.88
Share options exercisable as of December 31, 2025 (US$ per share)		$ 21.88
Weighted Average Remaining Contractual Life (Years)		8 years 2 months 23 days	9 years 2 months 23 days
Weighted Average Remaining Contractual Life (Years)		8 years 2 months 23 days